Other Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets	OTHER FINANCIAL ASSETS
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Equity investments	—	—	3,133
Loans	307	352	388
Deposits and guarantees	396	418	397
Liquidity contract	1,023	688	513
TOTAL	1,727	1,458	4,431

Financial assets - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Loans	—	—	—
Deposits and guarantees	—	—	—
Liquidity contract	—	—	—
TOTAL	—	—	—

Financial assets - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Equity investments	—	—	3,133
Loans	307	352	388
Deposits and guarantees	396	418	397
Liquidity contract	1,023	688	513
TOTAL	1,727	1,458	4,431

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2020			31/12/2021
Equity investments	—	3,133	—	3,133
Loans	352	36	—	388
Deposits and guarantees	418	107	(128)	397
Liquidity contract	688	0	(175)	513
TOTAL	1,458	3,276	(303)	4,431
The total amount of financial assets of the Company was €4,431 at December 31, 2021, up from €1,458 at December 31, 2020. This change is mainly due to the €3,000 investment representing a 10% equity stake taken by the Company in Genoscience Pharma in December 2021 through the subscription of new ordinary shares, plus directly related costs.
The liquidity contract consists of a share buyback program contracted to an investment service provider in order to facilitate the listing of the Group's shares (the liquidity cash balance hereunder represents funds held by investment service provider, which are not available for general use to the Company):
•As of December 31, 2021, the liquidity account had a cash balance of €513, and CMC-CIC Market Solutions holds on behalf of Genfit 137,012 shares, recorded as a deduction from equity.
•As of December 31, 2020, the liquidity account had a cash balance of €688, and CMC-CIC Market Solutions holds on behalf of Genfit 88,929 shares, recorded as a deduction from equity.
•As of December 31, 2019, the liquidity account had a cash balance of €1,023, and CMC-CIC Market Solutions holds on behalf of Genfit 18,132 shares, recorded as a deduction from equity.
About the recognition of equity investment in Genoscience Pharma subscribed in December 2021:
We have not completed the equity purchase in Genoscience Pharma for trading purposes. Therefore, pursuant to IFRS 9, we have elected to classify the equity in Genoscience Pharma we acquired in December 2021 as equity instruments recognized at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9.5.1.1, at the time of initial recognition in 2021, this investment in equity instruments has been measured at fair value, augmented of the transaction costs related to the purchase.
The amount recognized in the balance sheet at December 31, 2021 corresponds to the subscription price agreed upon between the parties as representative of the value of Genoscience Pharma a few days before closing of the period.
In accordance with IFRS 9.5.7.1b, for future closings, changes in fair value on these equity instruments will be recognized as OCI. This OCI may not be reused as profit or loss, including in the case of a sale.
If applicable, only dividends related to the investment in equity instruments will be recognized as profit provided that all conditions are met (IFRS 9.5.7.6 and 5.7.1A).
At this stage, and in accordance with the amendment to IFRS 13, as equity in Genoscience Pharma is not publicly traded on active markets, the fair value of this equity is measured on the basis of valuation methods relying entirely or in part on unobservable inputs such as quoted prices in inactive markets or the valuation based on multiples for non-listed securities.